Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	$ 277,311	$ 269,371
Total loans	280,432	273,207
Total outstanding commitments	591,201	573,253
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	275,576	266,665
Total outstanding commitments	584,072	562,704
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,800	2,400
Total outstanding commitments	3,142	4,920
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,056	4,142
Total outstanding commitments	3,987	5,629
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,856	6,542
Total outstanding commitments	7,129	10,549
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	97,561	93,386
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	95,297	89,739
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,130	1,721
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,134	1,926
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	2,264	3,647
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	40,463	43,098
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	39,162	41,634
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	648	663
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	653	801
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,301	1,464
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	59,783	57,274
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	59,141	56,457
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	16	10
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	626	807
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	642	817
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	57,324	53,864
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	57,009	53,576
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	6	6
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	309	282
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	315	288
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	22,180	21,749
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	21,895	21,493
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	285	256
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	285	256
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	277,311	269,371
Total Loans, Excluding Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	272,504	262,899
Total Loans, Excluding Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,800	2,400
Total Loans, Excluding Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	3,007	4,072
Total Loans, Excluding Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	4,807	6,472
Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,121	3,836
Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,072	3,766
Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	49	70
Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 49	$ 70